13. FINANCIAL INSTRUMENTS: Schedule of Financial Assets measured at fair value (Details) - CAD ($)	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Cash	$ 709,647	$ 135,203	$ 403,093
Fair Value, Inputs, Level 1
Cash	709,647	135,203
Fair Value, Inputs, Level 2
Cash	0	0
Fair Value, Inputs, Level 3
Cash	$ 0	$ 0